Derivative financial assets (Tables)	12 Months Ended
Dec. 31, 2024
Derivative financial assets
Schedule of derivative financial assets and liabilities

	As at December 31,
	2023		2024
	Nominal		Nominal
	amount	Fair value	amount	Fair value

	RMB’000		RMB’000
Foreign exchange swaps	5,666	388	—	—
Currency forwards	358,636	37,620	386,542	40,356
Derivative financial assets	364,302	38,008	386,542	40,356